OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Prepaid income taxes	$ 1,023	$ 2,094	$ 2,313
Prepaid expenses	8,494	5,980	5,655
Third party incentive receivables	7,239
Other	1,517	2,343	1,866
Total	$ 18,273	$ 10,417	$ 9,834